Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits
18. Employee Benefits
Defined Contribution Savings Plans
Certain of the Company’s employees participate in a defined contribution savings plan sponsored by the Company. For the three months ended March 31, 2023 and 2022, expenses were $19 million and $17 million, respectively. Expenses were recognized in Cost of services, exclusive of depreciation and amortization and Selling, general and administrative expenses in the Condensed Consolidated Statements of Comprehensive Income (Loss).

18. Employee Benefits
Defined Contribution Savings Plans
Certain of the Company’s employees participate in a defined contribution savings plan sponsored by the Company. For the Successor year ended December 31, 2022, the six months ended December 31, 2021, and the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, expenses were $59 million, $24 million, $31 million, and $46 million, respectively. Expenses were recognized in Cost of services, exclusive of depreciation and amortization and Selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss).